CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Notes payable	¥ 294,348,768	$ 40,325,616	¥ 167,282,688
Accounts payable	869,015,140	119,054,586	575,724,288
Income taxes payable	1,071,914	146,852	1,357,913
Advances from customers	35,892,860	4,917,302	19,304,488
Deferred revenue-current	50,247,103	6,883,825	41,755,097
Accrued expenses and other current liabilities	201,356,008	27,585,659	165,511,396
Deferred revenue-non-current	16,886,859	2,313,490	13,168,111
Deferred income tax liabilities	3,269,464	447,915	2,362,494
Operating lease liabilities	89,990	12,329	280,421
Other non-current liabilities	¥ 9,697,841	$ 1,328,599	¥ 8,968,519
Ordinary shares, authorized | shares	5,000,000,000	5,000,000,000
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	4,900,000,000	4,900,000,000	4,900,000,000
Ordinary shares, issued | shares	139,303,366	139,303,366	138,575,010
Ordinary shares, outstanding | shares	139,303,366	139,303,366	138,575,010
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	50,000,000	50,000,000	50,000,000
Ordinary shares, issued | shares	16,542,020	16,542,020	16,542,020
Ordinary shares, outstanding | shares	16,542,020	16,542,020	16,542,020
VIE
Notes payable	¥ 294,348,768		¥ 167,282,688
Accounts payable	856,557,922		575,235,413
Income taxes payable	909,115		1,195,114
Advances from customers	32,623,364		16,399,926
Deferred revenue-current	50,247,103		41,755,097
Accrued expenses and other current liabilities	192,470,955		151,286,008
Deferred revenue-non-current	16,886,859		13,168,111
Deferred income tax liabilities	3,269,464		2,362,494
Operating lease liabilities	89,990		280,421
Other non-current liabilities	¥ 9,697,841		¥ 8,968,519